CAPITAL STOCK AND ADDITIONAL PAID-IN-CAPITAL (Details)	12 Months Ended
Jul. 31, 2017 CAD / shares shares
Stock Option [Member]
Number of Shares | shares	1,100,000
Exercise Price | CAD / shares	CAD 0.15
Expiry Date	Mar. 22, 2021
Stock Option [Member]
Number of Shares | shares	586,600
Exercise Price | CAD / shares	CAD 0.20
Expiry Date	Aug. 08, 2021
Stock Option [Member]
Number of Shares | shares	2,142,542
Exercise Price | CAD / shares	CAD 0.24
Expiry Date	Dec. 27, 2021
Stock Option [Member]
Number of Shares | shares	500,000
Exercise Price | CAD / shares	CAD 0.33
Expiry Date	Feb. 07, 2020
Stock Option [Member]
Number of Shares | shares	500,000
Exercise Price | CAD / shares	CAD 0.27
Expiry Date	Apr. 03, 2022
Stock Option [Member]
Number of Shares | shares	900,000
Exercise Price | CAD / shares	CAD 0.28
Expiry Date	Apr. 30, 2020
Stock Option [Member]
Number of Shares | shares	5,729,142
Exercise Price | CAD / shares	CAD .24
Warrant [Member]
Number of Shares | shares	192,670
Exercise Price | CAD / shares	CAD 0.10
Expiry Date	Jan. 29, 2018
Warrant [Member]
Number of Shares | shares	1,500,000
Exercise Price | CAD / shares	CAD 0.227
Expiry Date	Jul. 13, 2018
Warrant [Member]
Number of Shares | shares	22,148,800
Exercise Price | CAD / shares	CAD 0.40
Expiry Date	Dec. 23, 2018
Warrant [Member]
Number of Shares | shares	2,286,100
Exercise Price | CAD / shares	CAD 0.40
Expiry Date	Jan. 24, 2019
Warrant [Member]
Number of Shares | shares	465,500
Exercise Price | CAD / shares	CAD 0.40
Expiry Date	Feb. 06, 2019
Warrant [Member]
Number of Shares | shares	9,446,302
Exercise Price | CAD / shares	CAD 0.40
Expiry Date	May 05, 2019
Warrant [Member]
Number of Shares | shares	36,039,372
Exercise Price | CAD / shares	CAD 0.39